Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026
Office Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful life	3 years
Office furniture and fixtures [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful life	3 years
Office furniture and fixtures [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful life	5 years
Vehicles [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful life	3 years
Vehicles [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful life	5 years
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful life	20 years
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful life	Leasehold improvements [Member]